                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):                  [   ] is a restatement.
                                                   [   ] adds new holdings
                                                         entries.
Institutional Investment Manager Filing this Report:

Name:             BB Medtech AG
Address:          Vordergasse 3
                  Schaffhausen Switzerland CH-8200

Form 13F File Number:               28-6952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:        R. Di Girolamo

Title:       SIGNING AUTHORITY
             ----------------
Phone:       (41-41) 724-5959

Signature, Place, and Date of Signing:      /s/ R. Di Girolamo

                                            Zug, Switzerland, November 13, 2001

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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Name

        Medcare N.V.

        Medsource N.V.

        Medgrowth N.V.

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3

Form 13F Information Table Entry Total:   7

Form 13F Information Table Value Total:  $ 60,426
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.                  Name

        1                    Medcare N.V.

        2                    Medsource N.V.

        3                    Medgrowth N.V.

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                                  BB MEDTECH AG

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------
                                                                           COLUMN 5:
                                                                --------------------------------
                                                COLUMN 4:
  COLUMN 1:        COLUMN 2:       COLUMN 3:      VALUE
NAME OF ISSUER   TITLE OF CLASS      CUSIP      (X$1,000)        SHRS OR     SH/       PUT/
                                                                 PRN AMT     PRN       CALL

------------------------------------------------------------------------------------------------
Baxter
International
Inc.           Common Stock         071813109   $    6,056       110,000    SH
------------------------------------------------------------------------------------------------
Durect
Corporation    Common Stock         266605104   $    8,415       869,286    SH
------------------------------------------------------------------------------------------------
Medtronic      Common Stock         585055106   $    5,099       117,210    SH
------------------------------------------------------------------------------------------------
Mettler Toledo
International
Inc.           Common Stock         592688105   $    6,835       162,200    SH
------------------------------------------------------------------------------------------------
Pozen Inc.     Common Stock         73941U102   $   13,949     3,206,685    SH
------------------------------------------------------------------------------------------------
St. Jude
Medical, Inc.  Common Stock         79084910    $   18,283       267,100    SH
------------------------------------------------------------------------------------------------
Waters Corp.   Common Stock         941848103   $    1,789        50,000    SH
------------------------------------------------------------------------------------------------
COLUMN                                          $   60,426
TOTALS
------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                                               COLUMN 8:
               COLUMN 6:         COLUMN 7:                  VOTING AUTHORITY
               INVESTMENT     OTHER MANAGERS     -------------------------------------
               DISCRETION
  COLUMN 1:
NAME OF ISSUER                                    SOLE               SHARED             NONE

----------------------------------------------------------------------------------------------
Baxter
International
Inc.           DEFINED             2              110,000             NONE              NONE
----------------------------------------------------------------------------------------------
Durect
Corporation    DEFINED             2              869,286             NONE              NONE
------------------------------------------------------------------------------------------------
Medtronic      DEFINED             1              117,210             NONE              NONE
----------------------------------------------------------------------------------------------
Mettler Toledo
International
Inc.           DEFINED             2              162,200             NONE              NONE
-----------------------------------------------------------------------------------------------
Pozen Inc.     DEFINED             1            3,206,685             NONE              NONE
------------------------------------------------------------------------------------------------
St. Jude
Medical, Inc.  DEFINED             2              267,100             NONE              NONE
------------------------------------------------------------------------------------------------
Waters Corp.   DEFINED             2               50,000             NONE              NONE
------------------------------------------------------------------------------------------------